UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and Address of issuer:

	Seasons Series Trust
	1999 Avenue of the Stars
	Los Angeles, California 90067-6022

2.	The name of each series or class of securities for
which this
	Form is filed (if the Form is being filed for all series
	and classes of securities of the issuer, check the box but
	do not list series or classes): X

3.	Investment Company Act File Number:        811-07725


	Securities Act File Number:                333-08653


4(a).	Last day of fiscal year for which this Form is filed:

	                March 31, 2016


4(b).	Check box if this Form is being filed late (i.e.,
more than 90
	calendar days after the end of the issuer's fiscal
year).
	(See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid
	on the registration fee due.

4(c).	Check box if this is the last time the issuer will be
filing
	this Form.


5.	Calculation of registration fee:

	(i)     Aggregate sale price of securities sold
during the
	        fiscal year pursuant to section
24(f):$1,612,738,887

	(ii)    Aggregate price of securities redeemed or
	        repurchased during the fiscal year:
	$(726,355,541)

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
	       	previously used to reduce registration fees
payable
	       	to the Commission:			$-0-

	(iv)   	Total available redemption credits[add Items
5(ii)
		and 5(iii)]:
	$(726,355,541)

	(v)   	Net sales -- if Item 5(i) is greater than
Item 5(iv)
	      	[subtract Item 5(iv) from Item 5(i)]:
	$886,383,346

	(vi)  	Redemption credits available for use in
future years
	      	-- if Item 5(i) is less than Item 5(iv)
[subtract Item
	      	5 (iv) from Item 5(i)]:			$-0-

	(vii) 	Multiplier for determining registration fee
(See
	      	Instruction C.9):
	0.0001007

	(viii) 	Registration fee due [multiply Item 5(v) by
Item
		5(vii)] (enter ""0"" if no fee is
due):$89,258.80


6.	Prepaid Shares

	If the response to Item 5(I) was determined by
deducting an
	amount of securities that were registered under the
Securities
	Act of 1933 pursuant to rule 24e-2 as in effect
before
	October 11, 1997, then report the amount of
securities
	(number of shares or other units) deducted here:  -0-
..
	If there is a number of shares or other units that
were
	registered pursuant to rule 24e-2 remaining unsold at
the
	end of the fiscal year for which this form is filed
that
	are available for use by the issuer in future fiscal
years,
	then state that number here:    		  -0-.

7.	Interest due -- if this Form is being filed more than
90
	days after the end of the issuer's fiscal year
	(see Instruction D):
							 $ -0-

8.	Total of the amount of the registration fee due plus
any
	interest due [line 5(viii) plus line 7]:
$89,258.80

9.	Date the registration fee and any interest payment
was
	sent to the Commission's lock box depository:



	     Method of Delivery:
	                X	Wire Transfer

	                	Mail or other means


	SIGNATURES

	This report has been signed below by the following persons
	on behalf of the issuer and in the capacities and on the
	dates indicated.


By(Signature and Title)* 	 /s/ Gregory R. Kingston

Name: Gregory R. Kingston
Title: Treasurer


	Date June 16, 2016

	*Please print the name and title of the signing officer
	below the signature.